Property and Equipment - Additional Information (Detail) ₱ in Millions	12 Months Ended				24 Months Ended
	Dec. 31, 2025 PHP (₱) TelecomTower	Dec. 31, 2024 PHP (₱) TelecomTower	Dec. 31, 2023 PHP (₱) TelecomTower	Dec. 31, 2022 TelecomTower	Dec. 31, 2028 Site	Dec. 31, 2023 PHP (₱) TelecomTower Site
Disclosure of detailed information about property, plant and equipment [line items]
Interest capitalized to property and equipment	₱ 2,724	₱ 2,589	₱ 2,169
Average interest capitalization rate	5.00%	5.00%	4.00%
Net foreign exchange differences qualified as borrowing costs	₱ 308	₱ 686	₱ 195
Net book value	327,989	318,069	₱ 287,103			₱ 287,103
SPAs [Member] | Assets and Liabilities Classified as Held-for-Sale [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	₱ 4,162	₱ 4,547
Smart and DMPI [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower	6,815
Total consideration	₱ 88,387
Smart and DMPI [Member] | TowerCos [Member] | SPAs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower	7,569					7,569
Total consideration						₱ 98,309
Smart Inc [Member] | TowerCos [Member] | MSAs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower	89	356	1,705	4,665
Leaseback period of towers sold	10 years					10 years
Information about sale and leaseback transactions	The sale and leaseback with the TowerCos is complemented by a commitment to place service orders for a total of 1,220 Build-To-Suit, or BTS, sites within the next two to four years. Thus, total committed BTS sites with the TowerCos is 2,270 sites. The closing of the agreements is on a staggered basis depending on the satisfaction of closing conditions based on the number of towers transferred.
Number of committed build-to-suit sites | Site						2,270
Smart Inc [Member] | TowerCos [Member] | MSAs [Member] | Sale and Leaseback Transaction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of commitment to place service orders of build-to-suit sites | Site					1,220